Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments to Acquire Real Estate
Equity Method Investment, Ownership Percentage	20.00%
Units Contracted To Be Acquired	0
Purchase Price - Total	$ 45,500
Properties Contracted To Be Acquired	0
Commitments to Dispose of Real Estate
Properties Disposed - Total	50
Rental Units Disposed-Total	13,772
Sales price-Rental Properties	2,012,960
Archstone [Member]
Land Parcels Contracted to be Acquired	4
Commitments to Acquire Real Estate
Equity Method Investment, Ownership Percentage	60.00%
Purchase Price - Total	8,900,000
Properties Contracted To Be Acquired	75
Land Parcel [Member]
Land Parcels Contracted to be Acquired	3
Commitments to Acquire Real Estate
Units Contracted To Be Acquired	0
Purchase Price - Total	45,500
Rental Properties Disposed of [Member]
Commitments to Dispose of Real Estate
Properties Disposed - Total	50
Rental Units Disposed-Total	13,772
Sales price-Rental Properties	1,983,960
Land Parcel [Member]
Commitments to Dispose of Real Estate
Rental Units Disposed-Total	0
Sales price-Rental Properties	$ 29,000
Land Parcels Contracted to be Disposed	1